Financial Instruments and Fair Value Measurements - Financial Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, amortized cost	$ 49,750	$ 0
Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, amortized cost	25,082	0
U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, amortized cost	$ 24,668	$ 0